Income Taxes - Schedule of Statutory Corporate Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Taxes [Abstract]
Income tax expense (benefit) at the statutory rate	$ 54	$ (411)
Increase (decrease) resulting from:
Cash surrender value of life insurance	(18)	(18)
State income tax expense (benefit)	13	(30)
Goodwill Impairment		199
Other	8	21
Total	$ 57	$ (239)